Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GAME YOUR GAME, INC.
Entity Central Index Key	0002111846
Entity Incorporation, State or Country Code	NV
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false